Income taxes	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income taxes

Note 12. Income taxes

Allocation of federal and state income taxes between current and deferred portions is as follows:

Components of Tax Expense	December 31, 2020	December 31, 2019

Current - Federal	$-	-
Current - State	1,122	4,413
Deferred - Federal	-	-
Deferred - State	-	-

Income Tax Provision/(Benefit)	$1,122	$4,413

Federal income tax expense differs from the statutory federal rates of 21% for the years ended December 31, 2020 and 2019 due to the following:

Rate Reconciliation	December 31, 2020		December 31, 2019

Provision/(Benefit) at Statutory Rate	$(931,861)	21.00%	$(1,054,558)	21.00%
State Tax Provision/(Benefit) net of federal benefit	(169,277)	3.85%	(179,449)	4.03%
Permanent Book/Tax Differences	1,283	(0.03)%	14,603	(0.29)%
Change in valuation allowance	992,311	(22.36)%	1,222,042	(24.34)%
Other	108,667	(2.45)%	1,775	(0.04)%

Income Tax Provision/(Benefit)	$1,122	0.01%	$4,413	0.37%

The components of the net deferred tax asset on December 31, 2020 and 2019, are as follows:

	December 31, 2020	December 31, 2019
Deferred Tax Assets
263A Unicap	$26,923	$90,539
Fixed Assets	31,830	27,754
Charitable Contribution Carryforward	269	121
Intangibles	70,173	18,287
Inventory Reserve	17,761	(362)
Business Interest Limitation	637,897	417,904
Stock based compensation	684,800	661,359
Federal Net Operating loss	879,150	254,079
State Net Operating Loss	156,004	42,814
Total Deferred Tax Assets	2,504,807	1,512,495
Net Deferred Tax Asset/(Liability)	2,504,807	1,512,495
Valuation Allowance	(2,504,807)	(1,512,495)
Net Deferred Tax Asset/(Liability)	$-	$-

Tax periods for all fiscal years after 2017 remain open to examination by the federal and state taxing jurisdictions to which the Company is subject. As of December 31, 2020, the Company has federal net operating loss of $4,186,428 to carry forward indefinitely.

ASC 740, “Income Taxes” requires that a valuation allowance be established when it is “more likely than not” that all, or a portion of, deferred tax assets will not be recognized. A review of all available positive and negative evidence needs to be considered, including the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies. After consideration of all the information available, management believes that uncertainty exists with respect to future realization of its deferred tax assets and has, therefore, established a full valuation allowance as of December 31, 2020.

As of December 31, 2020, and 2019, the Company has evaluated and concluded that there were no material uncertain tax positions requiring recognition in the Company’s financial statements. The Company’s policy is to classify assessments, if any, for tax related interest as income tax expenses. No interest or penalties were recorded during the years ended December 31, 2020, and 2019.